Stock-Based Compensation - Schedule of Performance-Based Unit Activity (Detail) (Performance-based units [Member], USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012
Performance-based units [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Number Of Units, Outstanding, Beginning balance	9,121,775	9,422,384
Number Of Units, Granted		1,069,000
Number Of Units, Cancelled		(762,609)
Number Of Units, Forfeited	(45,000)	(607,000)
Number Of Units, Replaced with common stock	(9,076,775)
Number Of Units, Outstanding, Ending balance		9,121,775
Weighted Average Grant Date Fair Value, Outstanding, Beginning balance	$ 0.28	$ 0.25
Weighted Average Grant Date Fair Value, Granted		$ 0.48
Weighted Average Grant Date Fair Value, Cancelled		$ 0.35
Weighted Average Grant Date Fair Value, Forfeited	$ 0.64	$ 0.11
Weighted Average Grant Date Fair Value, Replaced with common stock	$ 0.28
Weighted Average Grant Date Fair Value, Outstanding, Ending balance		$ 0.28